Concentrations (Details) - Schedule of Concentration Risks ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)		Jun. 30, 2023 USD ($)		Jun. 30, 2022 CNY (¥)		Jun. 30, 2021 CNY (¥)
Concentration Risk [Line Items]
Total net revenues	¥ 29,991		$ 4,136		¥ 83,253		¥ 151,987
Net revenues, percentage	26.20%		26.20%		44.10%		79.50%
Company A [Member]
Concentration Risk [Line Items]
Total net revenues		[1]		[1]	¥ 35,611		¥ 29,264
Net revenues, percentage		[1]		[1]	18.90%		15.30%
Company B [Member]
Concentration Risk [Line Items]
Total net revenues	¥ 15,360		$ 2,118		¥ 47,642		¥ 122,723
Net revenues, percentage	13.40%		13.40%		25.20%		64.20%
Company C [Member]
Concentration Risk [Line Items]
Total net revenues	¥ 14,631		$ 2,018			[1]		[1]
Net revenues, percentage	12.80%		12.80%			[1]		[1]

[1]	represented less than 10% of total net revenues for the year then ended.